Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	AKANDA CORP.
Entity Central Index Key	0001888014
Entity File Number	001-41324
Entity Incorporation, State or Country Code	Z4
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	100 King St. W
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Toronto
Entity Address, Country	CA
Entity Address, Postal Zip Code	ON M5X 1G5
Entity Listings [Line Items]
Title of 12(b) Security	Common Shares
Trading Symbol	AKAN
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	1,983,546
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Katie Field
Entity Address, Address Line One	100 King St. W
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Toronto
Entity Address, Country	CA
Entity Address, Postal Zip Code	ON M5X 1G5
Entity Phone Fax Numbers [Line Items]
City Area Code	+1
Local Phone Number	(202) 498 7917